INTANGIBLE ASSETS, NET (Schedule of Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 15, 2012 Patent [Member]	Dec. 31, 2012 Patent [Member]	Dec. 31, 2011 Patent [Member]	Mar. 15, 2012 Distribution agreements [Member]	Dec. 31, 2012 Distribution agreements [Member]	Dec. 31, 2011 Distribution agreements [Member]	Mar. 15, 2012 Brand name [Member]	Dec. 31, 2012 Brand name [Member]	Dec. 31, 2011 Brand name [Member]	Mar. 15, 2012 In Process R&D [Member]	Dec. 31, 2012 In Process R&D [Member]	Dec. 31, 2010 In Process R&D [Member]	Dec. 31, 2011 In Process R&D [Member]	Mar. 15, 2012 Developed Technologies [Member]	Dec. 31, 2012 Developed Technologies [Member]	Dec. 31, 2010 Developed Technologies [Member]	Dec. 31, 2011 Developed Technologies [Member]	Mar. 15, 2012 Trade Name [Member]	Dec. 31, 2012 Trade Name [Member]	Dec. 31, 2011 Trade Name [Member]	Mar. 15, 2012 Non-Compete Covenant [Member]	Dec. 31, 2012 Non-Compete Covenant [Member]	Dec. 31, 2011 Non-Compete Covenant [Member]	Mar. 15, 2012 Customer Relationships [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Mar. 15, 2012 Distribution exclusivity [Member]	Dec. 31, 2012 Distribution exclusivity [Member]	Dec. 31, 2011 Distribution exclusivity [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life								3 years	3 years		1 year	1 year		1 year 9 months 18 days	1 year 8 months 12 days			5 years 9 months 18 days	4 years 6 months			8 years	8 years					4 years 10 months 28 days	3 years 10 months 24 days		1 year 4 months 10 days	1 year 3 months 18 days
Cost of intangible asset		$ 52,217	$ 49,162			$ 1,899	$ 1,899		$ 1,600	$ 1,600		$ 295	$ 295		$ 2,666		$ 776		$ 28,852		$ 29,533		$ 3,300	$ 3,300		$ 1,200	$ 1,200		$ 10,773	$ 8,930		$ 1,632	$ 1,632
Accumulated amortization		21,784	17,349			1,899	1,899		506	363		251	206		63				8,386		7,017		900	600		1,200	800		7,360	5,717		1,219	747
Total		30,433	31,813
Impairment charge	$ 3,370	$ 3,370	$ 123	$ 1,319											$ 510	$ 720			$ 2,860	$ 599													$ 123